RESTRUCTURING CHARGES	12 Months Ended
Dec. 31, 2011
RESTRUCTURING CHARGES

16. RESTRUCTURING CHARGES

On October 4, 2011, as a result of a change in management, the Company incurred a one-time charge of approximately €0.43 million, consisting primarily of severance, employee termination benefits and other exit costs which were classified as research and development expenses in our consolidated statements of operations.

On March 1, 2010, the Company announced management and corporate restructuring changes resulting from a strategic decision to close down its New York office and consolidate the Company’s resources and operations into its headquarters in Como, Italy. The closure of the New York office and consolidation of corporate operations resulted in a one time charge of €0.95 million. Additionally, we implemented a workforce reduction and recorded €0.15 million, as one-time employee termination benefits, outplacements costs, termination notice and legal contractual compensation due upon early resolution of the employment agreements.